Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	€ 90,000	€ 141,000
Amortization	(51,000)	(51,000)
Movement for the period	(51,000)	(51,000)
Carrying amount, end of period	39,000	90,000
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	191,000	191,000
Carrying amount, end of period	191,000	191,000
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	(101,000)	(50,000)
Carrying amount, end of period	(152,000)	(101,000)
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	39,000	39,000
Carrying amount, end of period	39,000	39,000
Licences [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	39,000	39,000
Additions			€ 39,000
Carrying amount, end of period	39,000	39,000
Software
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	51,000	102,000
Amortization	(51,000)	(51,000)
Movement for the period	(51,000)	(51,000)
Carrying amount, end of period		51,000
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	152,000	152,000
Carrying amount, end of period	152,000	152,000
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Carrying amount, beginning of period	(101,000)	(50,000)
Carrying amount, end of period	€ (152,000)	€ (101,000)